Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	15-Mar-14
Class A-2 Notes	$415,300,000.00	0.380%	15-Nov-15
Class A-3 Notes	$420,700,000.00	0.550%	15-Jul-17
Class A-4 Notes	$106,850,000.00	0.780%	15-May-18
Class B Notes	$39,470,000.00	1.150%	15-Jul-18
Class C Notes	$26,310,000.00	1.360%	15-Oct-18
Class D Notes	$26,310,000.00	1.860%	15-Aug-19
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,771,270.75

Principal:
Principal Collections	$14,524,755.03
Prepayments in Full	$8,270,452.30
Liquidation Proceeds	$246,192.39
Recoveries	$57,154.77
Sub Total	$23,098,554.49
Collections	$24,869,825.24

Purchase Amounts:
Purchase Amounts Related to Principal	$266,727.46
Purchase Amounts Related to Interest	$2,142.65
Sub Total	$268,870.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,138,695.35

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,138,695.35
Servicing Fee	$451,213.97	$451,213.97	$0.00	$0.00	$24,687,481.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,687,481.38
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,687,481.38
Interest - Class A-3 Notes	$149,549.35	$149,549.35	$0.00	$0.00	$24,537,932.03
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$24,468,479.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,468,479.53
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$24,430,654.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,430,654.11
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$24,400,836.11
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,400,836.11
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$24,360,055.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,360,055.61
Regular Principal Payment	$22,509,289.22	$22,509,289.22	$0.00	$0.00	$1,850,766.39
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,850,766.39
Residuel Released to Depositor	$0.00	$1,850,766.39	$0.00	$0.00	$0.00
Total		$25,138,695.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,509,289.22
Total					$22,509,289.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,509,289.22	$53.50	$149,549.35	$0.36	$22,658,838.57	$53.86
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$22,509,289.22	$16.77	$327,425.77	$0.24	$22,836,714.99	$17.01

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$326,289,498.37	0.7755871	$303,780,209.15	0.7220827
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$525,229,498.37	0.3913665	$502,720,209.15	0.3745941

Pool Information
Weighted Average APR	4.266%	4.261%
Weighted Average Remaining Term	37.74	36.89
Number of Receivables Outstanding	34,217	33,461
Pool Balance	$541,456,763.54	$517,781,636.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$526,584,316.91	$503,719,900.78
Pool Factor	0.4000696	0.3825766

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$7,766,724.54
Yield Supplement Overcollateralization Amount	$14,061,735.51
Targeted Overcollateralization Amount	$15,061,427.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,061,427.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		83	$367,000.07
(Recoveries)		63	$57,154.77
Net Losses for Current Collection Period			$309,845.30
Cumulative Net Losses Last Collection Period			$4,613,657.51
Cumulative Net Losses for all Collection Periods			$4,923,502.81

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.69%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.59%	431	$8,209,954.82
61-90 Days Delinquent	0.19%	48	$998,693.31
91-120 Days Delinquent	0.04%	11	$188,335.40
Over 120 Days Delinquent	0.10%	26	$505,824.32
Total Delinquent Receivables	1.91%	516	$9,902,807.85

Repossession Inventory:
Repossessed in the Current Collection Period		29	$563,743.21
Total Repossessed Inventory		39	$775,419.28

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2760%
Preceding Collection Period			0.9419%
Current Collection Period			0.7020%
Three Month Average			0.6400%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2507%
Preceding Collection Period			0.2513%
Current Collection Period			0.2540%
Three Month Average			0.2520%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer